SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 9/30/2009

Check here if Amendment [ ];                  Amendment Number: ___
     This Amendment (Check only one.):        [ ] is a restatement.
                                              [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       ASSET ADVISORS CORPORATION
Address:    2814A HILLCREEK DRIVE
            AUGUSTA, GA 30909-6484

Form 13F File Number:    028-06662

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       Kevin M. Wilson
Title:      Treasurer/CIO
Phone:      706-650-9900

Signature, Place, and Date of Signing:

 /S/ KEVIN M. WILSON              AUGUSTA, GA
 -------------------              -----------            -------------------
      [Signature]                [City, State]                  [Date]

Report Type       (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.
[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

         Form 13F File Number       Name

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:              0
                                                -----------
Form 13F Information Table Entry Total:         105
                                                -----------
Form 13F Information Table Value Total:         166459
                                                -----------
                                                (thousands)

List of other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

                                                     MARKET               INVESTMENT DESCRETION         VOTING AUTHORITY
TITLE                                     CUSIP       VALUE              -------------------------  --------------------------
NAME OF ISSUER                            NUMBER    (1,000'S)  SHARES    A-SOLE  B-SHARED  C-OTHER  A-SOLE  B-SHARED   C-OTHER


3M CO COM                                 88579Y101   2037     27600      27600     0        0       0        0        27600
ABB LTD SPONSORED ADR                     000375204    206     10300      10300     0        0       0        0        10300
ABBOTT LABS COM                           002824100   1729     34950      34950     0        0       0        0        34950
ADVANCED MICRO DEVICES INC COM            007903107     57     10000      10000     0        0       0        0        10000
AGL RES INC COM                           001204106   2714     76936      76936     0        0       0        0        76936
AMERICAN EXPRESS CO COM                   025816109    485     14300      14300     0        0       0        0        14300
ARCHER DANIELS MIDLAND CO COM             039483102    219      7500       7500     0        0       0        0         7500
AT&T INC COM                              00206R102   1195     44260      44260     0        0       0        0        44260
AUTOMATIC DATA PROCESSING IN COM          053015103    481     12250      12250     0        0       0        0        12250
AXCELIS TECHNOLOGIES INC COM              054540109     60     50000      50000     0        0       0        0        50000
BANK OF AMERICA CORPORATION COM           060505104   1775    104882     104882     0        0       0        0       104882
BERKSHIRE HATHAWAY INC DEL CL B           084670207   4845      1458       1458     0        0       0        0         1458
BHP BILLITON LTD SPONSORED ADR            088606108   2650     40150      40150     0        0       0        0        40150
BROWN FORMAN CORP CL B                    115637209   2387     49500      49500     0        0       0        0        49500
CAL MAINE FOODS INC COM NEW               128030202    214      8000       8000     0        0       0        0         8000
CARNIVAL CORP PAIRED CTF                  143658300    775     23300      23300     0        0       0        0        23300
CHATTEM INC COM                           162456107   1903     28650      28650     0        0       0        0        28650
CHESAPEAKE ENERGY CORP COM                165167107    332     11700      11700     0        0       0        0        11700
CHEVRON CORP NEW COM                      166764100    612      8690       8690     0        0       0        0         8690
CHURCH & DWIGHT INC COM                   171340102   6040    106450     106450     0        0       0        0       106450
CISCO SYS INC COM                         17275R102   1234     52435      52435     0        0       0        0        52435
CLARCOR INC COM                           179895107   1436     45800      45800     0        0       0        0        45800
COCA COLA CO COM                          191216100  11476    213713     213713     0        0       0        0       213713
COLONIAL PPTYS TR COM SH BEN INT          195872106    422     43403      43403     0        0       0        0        43403
CONOCOPHILLIPS COM                        20825C104   1671     36998      36998     0        0       0        0        36998
COSTCO WHSL CORP NEW COM                  22160K105   1325     23500      23500     0        0       0        0        23500
CVS CAREMARK CORPORATION COM              126650100    286      8000       8000     0        0       0        0         8000
DEERE & CO COM                            244199105   1320     30750      30750     0        0       0        0        30750
DISNEY WALT CO COM DISNEY                 254687106   1362     49590      49590     0        0       0        0        49590
DOVER CORP COM                            260003108    318      8200       8200     0        0       0        0         8200
DU PONT E I DE NEMOURS & CO COM           263534109    493     15340      15340     0        0       0        0        15340
DUKE ENERGY CORP NEW COM                  26441C105    509     32364      32364     0        0       0        0        32364
EMERSON ELEC CO COM                       291011104    337      8400       8400     0        0       0        0         8400
EQUITY RESIDENTIAL SH BEN INT             29476L107    975     31760      31760     0        0       0        0        31760
EXXON MOBIL CORP COM                      30231G102   9563    139385     139385     0        0       0        0       139385
FEDEX CORP COM                            31428X106   3150     41875      41875     0        0       0        0        41875
GENERAL DYNAMICS CORP COM                 369550108   2590     40100      40100     0        0       0        0        40100
GENERAL ELECTRIC CO COM                   369604103   1546     94162      94162     0        0       0        0        94162
GENUINE PARTS CO COM                      372460105    245      6450       6450     0        0       0        0         6450
GOOGLE INC CL A                           38259P508    438       884        884     0        0       0        0          884
HCP INC COM                               40414L109    450     15674      15674     0        0       0        0        15674
HERSHEY CO COM                            427866108    805     20710      20710     0        0       0        0        20710
HOME DEPOT INC COM                        437076102    655     24600      24600     0        0       0        0        24600
HONEYWELL INTL INC COM                    438516106    945     25450      25450     0        0       0        0        25450
IDEXX LABS INC COM                        45168D104   1350     27000      27000     0        0       0        0        27000
INTEL CORP COM                            458140100    241     12300      12300     0        0       0        0        12300
INTERNAP NETWORK SVCS CORP COM PAR $.001  45885A300    100     31176      31176     0        0       0        0        31176
INTERNATIONAL BUSINESS MACHS COM          459200101   5470     45731      45731     0        0       0        0        45731
INTERNATIONAL GAME TECHNOLOG COM          459902102   1273     59250      59250     0        0       0        0        59250
ISHARES TR INDEX DJ US INDEX FD           464287846   3126     59593      59593     0        0       0        0        59593
ISHARES TR INDEX FTSE XNHUA IDX           464287184   2154     52650      52650     0        0       0        0        52650
ISHARES TR INDEX IBOXX INV CPBD           464287242   4558     42725      42725     0        0       0        0        42725
JOHNSON & JOHNSON COM                     478160104   8742    143571     143571     0        0       0        0       143571
JOHNSON CTLS INC COM                      478366107    997     39000      39000     0        0       0        0        39000
JPMORGAN CHASE & CO COM                   46625H100    325      7420       7420     0        0       0        0         7420
KIMBERLY CLARK CORP COM                   494368103    667     11312      11312     0        0       0        0        11312
LILLY ELI & CO COM                        532457108    363     11000      11000     0        0       0        0        11000
MEDCO HEALTH SOLUTIONS INC COM            58405U102   3181     57512      57512     0        0       0        0        57512
MEDICAL PPTYS TRUST INC COM               58463J304    114     14550      14550     0        0       0        0        14550
MERCK & CO INC COM                        589331107   1816     57418      57418     0        0       0        0        57418
MICROSOFT CORP COM                        594918104   4571    177718     177718     0        0       0        0       177718
NOVELL INC COM                            670006105    406     90000      90000     0        0       0        0        90000
PAETEC HOLDING CORP COM                   695459107    213     55000      55000     0        0       0        0        55000
PAYCHEX INC COM                           704326107   2345     80716      80716     0        0       0        0        80716
PEABODY ENERGY CORP COM                   704549104   2304     61900      61900     0        0       0        0        61900
PEPSICO INC COM                           713448108   1965     33504      33504     0        0       0        0        33504
PFIZER INC COM                            717081103    414     25030      25030     0        0       0        0        25030
PHILIP MORRIS INTL INC COM                718172109   1491     30600      30600     0        0       0        0        30600
POTASH CORP SASK INC COM                  73755L107    877      9710       9710     0        0       0        0         9710
POWERSHARES ETF TRUST DYNA BUYBK ACH      73935X286    298     15400      15400     0        0       0        0        15400
POWERSHARES ETF TRUST WATER RESOURCE      73935X575   1225     73300      73300     0        0       0        0        73300
PRICE T ROWE GROUP INC COM                74144T108   6518    142620     142620     0        0       0        0       142620
PROCTER & GAMBLE CO COM                   742718109   4784     82593      82593     0        0       0        0        82593
REGIONS FINANCIAL CORP NEW COM            7591EP100    218     35058      35058     0        0       0        0        35058
RIO TINTO PLC SPONSORED ADR               767204100   1201      7050       7050     0        0       0        0         7050
ROYAL DUTCH SHELL PLC SPONS ADR A         780259206   2312     40433      40433     0        0       0        0        40433
SCHLUMBERGER LTD COM                      806857108    604     10126      10126     0        0       0        0        10126
SCHWAB CHARLES CORP NEW COM               808513105   2646    138190     138190     0        0       0        0       138190
SELECT SECTOR SPDR TR SBI INT-ENERGY      81369Y506   2189     40600      40600     0        0       0        0        40600
SELECT SECTOR SPDR TR SBI INT-FINL        81369Y605    436     29150      29150     0        0       0        0        29150
SELECT SECTOR SPDR TR SBI INT-TECH        81369Y803   1749     83800      83800     0        0       0        0        83800
SHAW GROUP INC COM                        820280105    769     23950      23950     0        0       0        0        23950
SOUTHERN CO COM                           842587107    781     24659      24659     0        0       0        0        24659
SPDR GOLD TRUST GOLD SHS                  78463V107   3321     33600      33600     0        0       0        0        33600
SPDR SERIES TRUST S&P BIOTECH             78464A870    506      9425       9425     0        0       0        0         9425
SPDR TR UNIT SER 1                        78462F103   1222     11569      11569     0        0       0        0        11569
STERICYCLE INC COM                        858912108   1289     26600      26600     0        0       0        0        26600
TANZANIAN ROYALTY EXPL CORP COM           87600U104     28     10000      10000     0        0       0        0        10000
TEVA PHARMACEUTICAL INDS LTD ADR          881624209   1093     21620      21620     0        0       0        0        21620
THERMO FISHER SCIENTIFIC INC COM          883556102    336      7700       7700     0        0       0        0         7700
UNITED TECHNOLOGIES CORP COM              913017109   1029     16894      16894     0        0       0        0        16894
VEOLIA ENVIRONNEMENT SPONSORED ADR        92334N103   1144     29730      29730     0        0       0        0        29730
WASTE MGMT INC DEL COM                    94106L109    507     17000      17000     0        0       0        0        17000
WATTS WATER TECHNOLOGIES INC CL A         942749102    481     15900      15900     0        0       0        0        15900
WELLS FARGO & CO NEW COM                  949746101    376     13349      13349     0        0       0        0        13349
ZIMMER HLDGS INC COM                      98956P102   2052     38390      38390     0        0       0        0        38390
CROSS TIMBERS RTY TR TR UNIT              22757R109    687     22275      22275     0        0       0        0        22275
ETFS GOLD TR SHS ADDED                    26922Y105   1320     13100      13100     0        0       0        0        13100
FIDELITY SOUTHERN CORP NEW COM            316394105     33     10771      10771     0        0       0        0        10771
G & K SVCS INC CL A                       361268105    355     16000      16000     0        0       0        0        16000
NUVEEN GA DIV ADV MUN FD 2 COM            67072B107    167     12850      12850     0        0       0        0        12850
NUVEEN GA PREM INCOME MUN FD SH BEN INT   67060F102    187     14040      14040     0        0       0        0        14040
PIMCO CORPORATE OPP FD COM                72201B101    323     23100      23100     0        0       0        0        23100
PRG-SCHULTZ INTERNATIONAL IN COM NEW      69357C503    196     35000      35000     0        0       0        0        35000
TEXAS PAC LD TR SUB CTF PROP I T          882610108    747     23700      23700     0        0       0        0        23700